Institutional [Member] Expense Example - Institutional - BlackRock Cash Funds: Treasury - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	82
Expense Example, with Redemption, 10 Years	$ 189